Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
16. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deposits	14,619,420	15,343,647
Salary and welfare	5,037,530	7,983,916
Rental fee payables	332,893	677,253
Internet data center fee	614,712	561,842
Liabilities for return allowances	425,135	496,005
Accrued administrative expenses	368,821	513,469
Professional fee	268,054	755,900
Vehicle fee	190,289	316,104
Interest payable	43,598	135,537
Payable related to employees’ exercise of share-based awards	403,398	269,172
Others	2,352,330	2,981,726

Total	24,656,180	30,034,571